FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cash	$ 11,713	$ 9,625
Amounts receivable	529	1,477
Long-term investments	4,176	4,311
Warrant liability	2,295	$ 1,579
Level 1 of fair value hierarchy [Member]
Statement [Line Items]
Cash	11,713
Amounts receivable	0
Long-term investments	4,176
Total financial assets	15,889
Warrant liability	0
Total financial liabilities	0
Level 2 of fair value hierarchy [Member]
Statement [Line Items]
Cash	0
Amounts receivable	529
Long-term investments	0
Total financial assets	529
Warrant liability	0
Total financial liabilities	0
Level 3 of fair value hierarchy [Member]
Statement [Line Items]
Cash	0
Amounts receivable	0
Long-term investments	0
Total financial assets	0
Warrant liability	(2,295)
Total financial liabilities	$ (2,295)